Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes (Textual) [Abstract]
Income taxes at a statutory rate	35.00%	35.00%	35.00%
Cumulative loss period	3 years
Valuation allowance	$ 177,405	$ 143,508
Operating loss carryforwards	260,100
Operating loss carryforwards subject to expiration (in 2025)	6,900
Share-based Compensation
Income Taxes (Textual) [Abstract]
Operating loss carryforwards	12,600
Depletion Deduction
Income Taxes (Textual) [Abstract]
Depletion deduction carryforward	$ 26,800